SEGMENT INFORMATION (Details 3) (Revenue concentration, International Lease Finance Corporation (ILFC), Foreign -operated airlines)	Dec. 31, 2011
Revenue concentration | International Lease Finance Corporation (ILFC) | Foreign -operated airlines
Concentration risk
Percentage of revenue from non U.S. carriers	94.00%